Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES
Net income	$ 144,794	$ 250,245
Add (deduct) losses (earnings) of associates	33,857	(38,335)
Add dividends received from associates	0	32,181
Add (deduct) non-cash items:
Depreciation and amortization	446,011	385,703
Income tax expense	58,445	29,841
Share-based compensation expense (recovery)	(4,427)	23,973
Finance costs	219,691	132,634
Mark-to-market impact of Level 3 derivatives	4,432	(2,652)
Asset impairment charge	71,133	124,788
Other	(11,624)	(6,316)
Interest received	21,416	15,120
Income taxes paid	(81,021)	(52,544)
Other cash payments and receipts, including share-based compensation	(34,121)	(33,805)
Cash flows from operating activities before undernoted	868,586	860,833
Changes in non-cash working capital (note 17(a))	146,974	(123,655)
Cash flows from/(used in) operating activities	1,015,560	737,178
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES
Dividend payments to Methanex Corporation shareholders	(53,552)	(49,867)
Interest paid	(197,591)	(168,762)
Net proceeds on issue of long-term debt	545,965	585,393
Repayment of long-term debt and financing fees (note 8)	(215,750)	(322,378)
Repayment of lease obligations	(133,433)	(141,247)
Distributions to non-controlling interests	(69,174)	(40,642)
Changes in non-cash working capital related to financing activities (note 17(a))	(2,227)	(66,043)
Cash flows used in financing activities	(125,762)	(203,546)
CASH FLOWS FROM (USED IN) INVESTING ACTIVITIES
Property, plant and equipment	(98,993)	(101,259)
Geismar plant under construction	0	(72,813)
Proceeds from associates	9,465	88,971
Acquisition of OCI Methanol Business, net of cash acquired (note 27)	(1,259,706)	0
Changes in non-cash working capital related to investing activities (note 17(a))	(7,143)	(14,636)
Cash flows from (used in) investing activities	(1,356,377)	(99,737)
Increase (decrease) in cash and cash equivalents	(466,579)	433,895
Cash and cash equivalents, beginning of year	891,910	458,015
Cash and cash equivalents, end of year	$ 425,331	$ 891,910